Capital Stock - PSU Measurement Inputs (Details) - PSUs	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	53.00%	52.00%	49.00%
Expected life	3 years	3 years	3 years
Risk-free interest rate (based on 3-year Treasury bonds)	3.90%	1.40%	0.20%